EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION
Defined contribution plan, cost recognized	¥ 1,700	¥ 1,280	¥ 1,690
Percentage of entity registered capital	50.00%
Statutory surplus reserve fund annual appropriation percentage	10.00%
Statutory surplus reserve fund appropriations	¥ 15,133	¥ 15,133